Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 9,663,000
Prepaid expenses and other current assets	697,000
Total current assets	10,360,000
Property and equipment, net	3,249,000
Other assets	136,000
Total assets	14,545,000
Current liabilities
Accounts payable and accrued liabilities	536,000
Deferred rent	335,000
Deferred asset acquisition consideration	970,000
Total current liabilities	2,032,000
Deferred asset acquisition consideration, net of current portion	2,892,000
Deferred rent, net of current portion	810,000
Total liabilities	6,851,000
Stockholders' equity
Common stock	51,000
Additional paid-in capital	145,685,000
Accumulated deficit	(138,042,000)
Total stockholders' equity	7,694,000	$ 24,343,000
Total liabilities and stockholders' equity	14,545,000
C3J [Member]
Current assets
Cash and cash equivalents	9,663,000	11,376,000
Available-for-sale securities		9,651,000
Prepaid expenses and other current assets	697,000	360,000
Total current assets	10,360,000	21,387,000
Restricted cash	800,000	900,000
Property and equipment, net	3,249,000	3,822,000
Other assets	136,000	136,000
Total assets	14,545,000	26,245,000
Current liabilities
Accounts payable and accrued liabilities	727,000	470,000
Deferred rent	335,000	288,000
Deferred asset acquisition consideration	970,000
Total current liabilities	2,032,000	758,000
Deferred asset acquisition consideration, net of current portion	2,892,000
Derivative liabilities	1,117,000
Deferred rent, net of current portion	810,000	1,144,000
Total liabilities	6,851,000	1,902,000
Commitments and Contingencies (Note 9)
Stockholders' equity
Common stock	51,000	51,000
Additional paid-in capital	145,685,000	145,639,000
Other comprehensive loss		(7,000)
Accumulated deficit	(138,042,000)	(121,340,000)
Total stockholders' equity	7,694,000	24,343,000
Total liabilities and stockholders' equity	14,545,000	26,245,000
AmpliPhi Biosciences Corporation [Member]
Current assets
Cash and cash equivalents	8,157,000	5,132,000
Prepaid expenses and other current assets	251,000	253,000
Total current assets	8,408,000	5,385,000
Property and equipment, net	503,000	816,000
In-process research and development	2,731,000	4,661,000
Acquired patents, net	245,000	276,000
Total assets	11,887,000	11,138,000
Current liabilities
Accounts payable and accrued liabilities	2,572,000	1,968,000
Total current liabilities	2,572,000	1,968,000
Derivative liabilities	22,000	292,000
Deferred tax liability	819,000	1,147,000
Total liabilities	3,413,000	3,407,000
Stockholders' equity
Common stock	323,000	95,000
Additional paid-in capital	414,467,000	401,842,000
Accumulated deficit	(406,316,000)	(394,206,000)
Total stockholders' equity	8,474,000	7,731,000
Total liabilities and stockholders' equity	$ 11,887,000	$ 11,138,000